Premises, Equipment and Lease Commitments - Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 92,204	$ 90,463
Less accumulated depreciation and amortization		(67,404)	(65,994)
Premises and equipment, net	25,459	24,800	24,469
Land and land improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		7,947	7,948
Office buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		41,510	41,569
Furniture and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		38,483	36,666
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 4,264	$ 4,280